Land Use Rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
COST
Beginning balance, At January 1	$ 699,055	$ 734,253
additions for the year
translation adjustment	(11,323)	(35,198)
Ending balance, At December 31	687,732	699,055
AMORTIZATION
Beginning balance, At January 1	(95,552)	(85,600)
charge for the year	(13,992)	(15,545)
translation adjustment	1,712	4,593
Ending balance, At December 31	(107,832)	(95,552)
CARRYING AMOUNTS
Land use rights	$ 579,900	$ 603,503